    As filed with the Securities and Exchange Commission on November 9, 2006



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-09447



                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)



                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
               (Address of principal executive offices) (Zip code)



                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
                     (Name and address of agent for service)



                                 (310) 421-4943
               Registrant's telephone number, including area code



Date of fiscal year end: August 31


Date of reporting period:  August 31, 2006

Item 1. Report to Stockholders.

                            Jacob Internet Fund Inc.


                                 Annual Report
                                 August 31, 2006

      The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.

                               Investment Adviser
                     Jacob Asset Management of New York LLC


                                     [LOGO]

                               TABLE OF CONTENTS

Letter From the Manager................    1
Industry Breakdown.....................    3
Schedule of Investments................    5
Statement of Assets and Liabilities....    8
Statement of Operations................    9
Statement of Changes in Net Assets.....   10
Financial Highlights...................   11
Notes to the Financial Statements......   12
Report of Independent Registered Public
  Accounting Firm......................   18
Additional Information on Fund
  Expenses.............................   19
Additional Information.................   20

Dear Fellow Investors,

    Over the past year, we have experienced periods of both rising and falling equity markets, as well as a few harsh corrective periods. As most averages were only up marginally over the past year, individual stock selection has been central to achieving positive returns. We are pleased to report that the Fund has been able to continue posting significant gains over the past twelve months, even with economic activity moderating. Going forward, we are encouraged that most of the major headwinds holding back economic growth are showing signs of subsiding. The Federal Reserve has kept interest rates steady over the past few months, and we have seen sharp price declines in energy as well as other commodities. However, the housing market is the one area in the economy that still seems to be at risk. With the enormous gains in real estate over the past several years, we could still be early in this revaluation. We are also cognizant of the potential affect a downturn in real estate could have on consumer spending and employment, as rising housing prices had become a disproportionate positive driver in both of these areas.

    In regards to the Fund's positioning, we are focusing squarely in those industries that the Internet is transforming and revolutionizing, providing us with unique investment opportunities. Specifically, we break this down into four areas: Media, Commerce, Infrastructure and Communications. Within Media, we still believe the Internet advertising market is one of the most exciting areas of investment today, and we have increased our positions in today's leaders in order to best participate in that growth. We are also invested in some companies that, while small, are leaders in specific, attractive niches.

    Within the Commerce area, our holdings tend to shy away from the largest companies and gravitate more toward individual role players. Whereas in Media, we have seen a consolidation of power among the top players; the Internet has had generally the opposite effect on the commerce market. With this fragmentation, specialists have been in the best position to build businesses that address specific vertical areas. As this tends to cover a wide range of companies, we tend to focus more on individual commerce-based companies, rather than broader themes.

    While Infrastructure can also encompass many different areas, we have maintained most of our focus on business software companies. With valuations still very inexpensive and improving industry dynamics; this still remains a fertile area for investing. We have seen a combination of companies rightsizing their businesses resulting in higher margins and profitability as well as many of our holdings acquired at significant premiums. We expect this trend to continue as larger software companies look to augment low organic growth rates with the additional revenue and cross-sell opportunities that can come with an acquisition.

    Finally, within the Communications sector we continue to favor wireless and Internet telephony companies. Wireless products and services are in high demand at many traditional communications companies as well as leading Internet players as these markets converge. Our largest holdings are currently in companies that supply the carriers with the technology to enable their customers to access the Internet on cell phones and other portable devices. Other companies we own help carriers provide their own branded content services. Additionally, we have investments in companies that are developing next-generation wireless broadband technology (WiMAX). We are encouraged by new commitments from carriers to roll out this new technology and embrace this new format.

    Although we are constantly shifting the portfolio to take advantage of the ever-evolving Internet landscape, our broader strategy in selecting companies for the Fund remains the same. We strive to balance both growth and value holdings in order to provide upside participation as well as to mitigate risk in the Fund's portfolio. Additionally, we remain committed to being aggressive in increasing or decreasing position weightings as warranted, being able to move freely between different size market capitalizations, as well as investing in promising international markets. With over five years espousing this portfolio management approach, we feel as confident as ever that this provides the Fund with the proper tools to minimize risk and maximize return potential. Longer-term, we continue to believe the Fund represents an excellent investment for those who wish to benefit from the sizable opportunities that the Internet provides throughout the global economy.

    Once again, we would like to thank all of the Fund's shareholders for their continued trust and confidence, and we look forward to a bright future together.

Ryan Jacob
Portfolio Manager

THERE ARE SPECIFIC RISKS INHERENT IN INVESTING IN THE INTERNET AREA, PARTICULARLY WITH RESPECT TO SMALLER CAPITALIZED COMPANIES AND THE HIGH VOLATILITY OF INTERNET STOCKS.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE. THE FUND INVESTS IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for additional fund holdings information.

Quasar Distributors, LLC. Distributor (10/06)

                    INDUSTRY BREAKDOWN AS OF AUGUST 31, 2006
                        (as a % of total investments)


Internet -- Media Content               36.7%
Internet -- Infrastructure              34.9%
Internet -- Commerce                    16.5%
Internet -- Communications              10.3%
Cash & Cash Equivalents                  1.6%


The Fund's Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         S&P 500'r' INDEX   NASDAQ COMPOSITE INDEX   JACOB INTERNET FUND   GSTI INTERNET INDEX
                         ----------------   ----------------------   -------------------   -------------------
12/14/99                     $10,000               $10,000                $10,000                $10,000
08/31/00                     $10,813               $11,510                $ 5,540                $ 6,572
08/31/01                     $ 8,718               $ 4,925                $   830                $ 1,274
08/31/02                     $ 6,704               $ 3,578                $   600                $   907
08/31/03                     $ 7,513               $ 4,918                $ 1,480                $ 1,835
08/31/04                     $ 8,374               $ 4,990                $ 1,510                $ 1,868
08/31/05                     $ 9,425               $ 5,847                $ 2,060                $ 2,387
08/31/06                     $10,262               $ 6,166                $ 2,471                $ 2,367


FOR PERIOD ENDED AUGUST 31, 2006
--------------------------------------------------------------------------------

                                                                                   ANNUALIZED SINCE
                                                                                     COMMENCEMENT
                                                            ONE YEAR   FIVE YEAR    OF OPERATIONS
                                                            --------   ---------    -------------
Jacob Internet Fund.......................................    19.90%     24.37%        (18.80)%
S&P 500'r'................................................     8.88%      4.65%           0.39%
NASDAQ Composite Index....................................     1.61%      3.82%         (7.46)%
Goldman Sachs Technology Industry Internet Index..........   (0.84)%     13.19%        (19.32)%

The Standard & Poor's 500'r' Index (S&P 500'r') is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Goldman Sachs Technology Industry Internet Index is a capitalization weighted index of companies (currently 14) selected as representing the Internet sector. The returns of the indices are not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on December 14, 1999 (commencement of operations) and reflects the fees charged on an account. Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS                                               98.9%
              INTERNET -- COMMERCE                        16.6%
    195,220   Art Technology Group, Inc.*                                             $   534,903
    950,373   Autobytel Inc.*(a)                                                        2,661,045
      1,000   Ctrip.com International Ltd. -- ADR^(a)                                      51,630
     16,821   Digital River, Inc.*(a)                                                     816,491
      1,000   eBay Inc.*(a)                                                                27,860
      1,000   IAC/InterActiveCorp*(a)                                                      28,480
     21,100   Monster Worldwide Inc.*                                                     859,614
    931,426   Napster Inc.*(a)                                                          3,120,277
  1,009,466   PartyGaming plc (BP)*^                                                    2,199,194
    103,800   TD Ameritrade Holding Corporation(a)                                      1,818,576
                                                                                      -----------
                                                                                       12,118,070
              INTERNET -- COMMUNICATIONS                  10.3%
    617,900   Airspan Networks Inc.*(a)                                                 1,686,867
    253,400   Alvarion Limited*^(a)                                                     1,783,936
    537,240   deltathree, Inc.*(a)                                                        961,660
    384,467   Openwave Systems Inc.*(a)                                                 3,110,338
                                                                                      -----------
                                                                                        7,542,801
              INTERNET -- INFRASTRUCTURE                  35.1%
      1,000   Adobe Systems Incorporated*(a)                                               32,440
    490,351   Agile Software Corporation*(a)                                            2,829,325
      1,700   Akamai Technologies, Inc.*(a)                                                66,640
     50,000   Apple Computer, Inc.*(a)                                                  3,392,500
    868,741   CDC Corporation -- Class A*^                                              4,864,950
     89,630   Digital Insight Corporation*                                              2,331,276
    264,700   Interwoven, Inc.*                                                         2,903,759
     17,000   Macrovision Corporation*                                                    395,760
    342,988   SumTotal Systems, Inc.*                                                   2,225,992
    450,000   Sun Microsystems, Inc.*(a)                                                2,245,500
    555,607   webMethods, Inc.*                                                         4,383,739
                                                                                      -----------
                                                                                       25,671,881
              INTERNET -- MEDIA CONTENT                   36.9%
     36,000   Baidu.com, Inc. -- ADR*^(a)                                               2,797,200
    203,000   CNET Networks, Inc.*(a)                                                   1,914,290
      1,300   Electronic Arts Inc.*(a)                                                     66,261
     11,000   Google Inc.*(a)                                                           4,163,830
    597,700   Hollywood Media Corp.*                                                    2,450,570
    116,286   InfoSpace, Inc.*                                                          2,585,038
    117,255   Jupitermedia Corporation*(a)                                                837,201

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS -- (CONTINUED)                                98.9%
              INTERNET -- MEDIA CONTENT -- (CONTINUED)     36.9%
      1,473   Move, Inc.*                                                             $     6,746
     80,000   News Corporation -- Class A(a)                                            1,522,400
     64,500   SINA Corp*^(a)                                                            1,554,450
    123,500   Sohu.com Inc.*^(a)                                                        2,693,535
    600,000   Tencent Holdings Limited (HK)*^                                           1,310,421
    108,449   TheStreet.com                                                             1,166,911
      2,143   THQ Inc.*                                                                    55,289
    132,274   Yahoo! Inc.*(a)                                                           3,812,137
                                                                                      -----------
                                                                                       26,936,279
                                                                                      -----------
              TOTAL COMMON STOCKS (COST $67,325,346)                                   72,269,031
                                                                                      -----------

PRINCIPAL
 AMOUNT
 ------
              SHORT TERM INVESTMENTS                                        1.6%

              U.S. GOVERNMENT AGENCY OBLIGATIONS           1.0%
$   750,000   Federal Home Loan Bank, 4.80%, 09/01/2006                                   750,000
                                                                                      -----------
              Total U.S. Government Agency Obligations                                    750,000
                                                                                      -----------
              VARIABLE RATE DEMAND NOTES #                 0.6%
     40,146   American Family Financial Services, 4.94%                                    40,146
    409,972   Wisconsin Corporate Central Credit Union, 5.00%                             409,972
                                                                                      -----------
              Total Variable Rate Demand Notes                                            450,118
                                                                                      -----------
              TOTAL SHORT TERM INVESTMENTS
              (COST $1,200,118)                                                         1,200,118
                                                                                      -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              INVESTMENTS PURCHASED WITH CASH
              PROCEEDS FROM SECURITIES LENDING                            42.3%
              MONEY MARKET MUTUAL FUNDS                 1.4%
  1,010,187   AIM Short-Term Liquid Assets Portfolio
              -- Institutional Class                                                  $ 1,010,187
                                                                                      -----------
              Total Money Market Mutual Funds                                           1,010,187
                                                                                      -----------
 PRINCIPAL
  AMOUNT
  ------
              REPURCHASE AGREEMENTS                    40.9%
              Credit Suisse First Boston Repurchase Agreement:
$ 3,900,000   (Dated 08/31/06), 5.29%, Due 09/01/06 (Repurchase
              Proceeds $3,900,573), (Collateralized by Fannie
              Mae and Freddie Mac Collateralized Mortgage
              Obligations)                                                              3,900,000
  4,000,000   (Dated 08/31/06), 5.36%, Due 09/01/06 (Repurchase
              Proceeds $4,000,596), (Collateralized by a Lehman
              Mortgage Trust Collateralized Mortgage Obligation)                        4,000,000
              Morgan Stanley Repurchase Agreement:
 18,000,000   (Dated 08/31/06), 5.32%, Due 09/01/06 (Repurchase
              Proceeds $18,002,660), (Collateralized by Freddie
              Mac Collateralized Mortgage Obligations)                                 18,000,000
  4,000,000   (Dated 08/31/06), 5.32%, Due 09/01/06 (Repurchase
              Proceeds $4,000,591), (Collateralized by a Freddie
              Mac Collateralized Mortgage Obligation)                                   4,000,000
                                                                                      -----------
              Total Repurchase Agreements                                              29,900,000
                                                                                      -----------
              TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
              FROM SECURITIES
              LENDING (COST $30,910,187)                                               30,910,187
                                                                                      -----------
              TOTAL INVESTMENTS (COST $99,435,651)                       142.8%       104,379,336
                                                                                      -----------
              LIABILITIES LESS OTHER ASSETS                              (42.8)%      (31,272,973)
                                                                                      -----------
              TOTAL NET ASSETS                                           100.0%       $73,106,363
                                                                                      -----------
                                                                                      -----------

*    Non Income Producing.
^    Foreign Security.
ADR  American Depository Receipt.
(a)  All or portion of shares are on loan.
BP   Security denominated in British Pounds. Value translated into U.S.
     dollars.
HK   Security denominated in Hong Kong Dollars. Value translated into U.S.
     dollars.
# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of August 31, 2006.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $69,535,651)                  $  74,479,336
    Repurchase Agreements (cost $29,900,000)                     29,900,000
    Receivable for capital shares sold                              164,104
    Receivable for investments sold                                  90,019
    Interest receivable                                               2,136
    Other assets                                                     52,386
                                                              -------------
        Total Assets                                            104,687,981
                                                              -------------
LIABILITIES:
    Payable for collateral received for securities loaned        30,910,187
    Payable to Adviser                                               72,589
    Payable for investments purchased                               350,609
    Payable for distribution expenses                                48,489
    Payable for capital shares repurchased                           26,864
    Accrued expenses and other liabilities                          172,880
                                                              -------------
        Total Liabilities                                        31,581,618
                                                              -------------
NET ASSETS                                                    $  73,106,363
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 209,785,661
    Accumulated net realized loss on investments               (141,622,983)
    Net unrealized appreciation on investments                    4,943,685
                                                              -------------
        Total Net Assets                                      $  73,106,363
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          29,657,278
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        2.47
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income (net of foreign taxes withheld of $20)    $   285,074
    Interest income                                               325,475
    Securities lending income                                      77,528
                                                              -----------
        Total Investment Income                                   688,077
                                                              -----------
EXPENSES
    Investment advisory fee                                     1,117,740
    Distribution expenses                                         312,967
    Administration fee                                             75,719
    Shareholder servicing and accounting costs                    278,491
    Custody fees                                                   37,240
    Federal and state registration                                 42,937
    Professional fees                                             105,632
    Reports to shareholders                                        53,465
    Directors' fees and expenses                                  104,970
    Other                                                          39,191
                                                              -----------
    Total Expenses                                              2,168,352
    Expense Waiver (See Note 7)                                   (65,546)
                                                              -----------
        Net expenses                                            2,102,806
                                                              -----------
NET INVESTMENT LOSS                                            (1,414,729)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                           13,686,206
    Change in net unrealized appreciation/depreciation on
      investments                                              (2,315,218)
                                                              -----------
    Net realized and unrealized gain on investments            11,370,988
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 9,956,259
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2006   AUGUST 31, 2005
                                                              ---------------   ---------------
OPERATIONS:
    Net investment loss                                        $ (1,414,729)     $ (1,544,736)
    Net realized gain on investments                             13,686,206         9,788,988
    Change in net unrealized appreciation/depreciation on
      investments                                                (2,315,218)       10,363,321
                                                               ------------      ------------
        Net increase in net assets resulting from operations      9,956,259        18,607,573
                                                               ------------      ------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                    77,510,722        64,032,290
    Cost of shares redeemed                                     (80,241,480)      (68,313,135)
    Redemption fees                                                  60,847             7,816
                                                               ------------      ------------
        Net decrease in net assets resulting from capital
          share transactions                                     (2,669,911)       (4,273,029)
                                                               ------------      ------------
NET INCREASE IN NET ASSETS                                        7,286,348        14,334,544
NET ASSETS:
    Beginning of period                                          65,820,015        51,485,471
                                                               ------------      ------------
    End of period                                              $ 73,106,363      $ 65,820,015
                                                               ------------      ------------
                                                               ------------      ------------

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2006   AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002
                                          ---------------   ---------------   ---------------   ---------------   ---------------
PER SHARE DATA:
Net asset value, beginning of period        $      2.06       $      1.51       $      1.48       $      0.60       $      0.83
                                            -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment (loss)                          (0.03)            (0.05)(1)         (0.05)(1)         (0.01)(1)         (0.04)(1)
   Net realized and unrealized gains
    (losses) on investments                        0.44              0.60              0.08              0.89             (0.19)
                                            -----------       -----------       -----------       -----------       -----------
   Total from investment operations                0.41              0.55              0.03              0.88             (0.23)
                                            -----------       -----------       -----------       -----------       -----------
Redemption fees                                    0.00(2)           0.00(2)             --                --                --
                                            -----------       -----------       -----------       -----------       -----------
Net asset value, end of period              $      2.47       $      2.06       $      1.51       $      1.48       $      0.60
                                            -----------       -----------       -----------       -----------       -----------
                                            -----------       -----------       -----------       -----------       -----------
Total return                                     19.90%            36.42%             2.03%           146.67%           (27.71%)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                $73,106,363       $65,820,015       $51,485,471       $92,507,052       $12,091,297
   Ratio of gross operating expenses
    (prior to waiver or reimbursements)
    to average net assets                         2.42%             2.64%             2.63%             2.85%(3)          5.29%(3)
   Ratio of net operating expenses
    (after waiver or reimbursements) to
    average net assets                            2.35%(4)          2.64%             2.63%             2.13%(3)          4.60%(3)
   Ratio of net investment (loss)
    (prior to waiver or reimbursements)
    to average net assets                        (1.65%)           (2.29%)           (2.44%)           (2.60%)(3)        (5.06%)(3)
   Ratio of net investment (loss)
    (after waiver or reimbursements) to
    average net assets                           (1.58%)(4)        (2.29%)           (2.44%)           (1.88%)(3)        (4.37%)(3)
   Portfolio turnover rate                      125.99%           127.13%           154.63%           363.27%         1,080.63%

---------

(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(2) Less than $0.01 per share.

(3) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

(4) Reflects Adviser's waiver of 0.10% of the shareholder servicing fee for the period December 29, 2005 through August 31, 2006.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price ('NOCP')), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, are unreliable or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

   (d) Foreign Currency Transactions -- The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2006
--------------------------------------------------------------------------------

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   (e) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise.

   The reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, the Fund decreased undistributed net investment loss by $1,414,729, increased accumulated net realized loss by $415,007, and decreased paid in capital by $999,722. The permanent items relate to investments in passive foreign investment companies ('PFICs'), and the foreign currency gain/loss reclassification.

   (f) Federal Income Taxes -- The Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (g) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (h) Repurchase Agreements -- The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2006
--------------------------------------------------------------------------------

   security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduced the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund's rights.

   (i) Uncertain Tax Positions -- On July 13, 2006, the Financial Accounting Standards Board ('FASB') released FASB Interpretation No. 48 ('FIN 48') 'Accounting for Uncertainty in Income Taxes'. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are 'more-likely-than-not' of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the Statement of Operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2006
--------------------------------------------------------------------------------

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At August 31, 2006, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                    YEAR ENDED
                                                                 AUGUST 31, 2006
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        31,346,094   $ 77,510,722
Redemptions                                                 (33,588,162)   (80,241,480)
Redemption Fees                                                 --              60,847
                                                            -----------   ------------
Net Decrease                                                 (2,242,068)  $ (2,669,911)
                                                            -----------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      31,899,346
                                                            -----------
    End of period                                            29,657,278
                                                            -----------
                                                            -----------

                                                                    YEAR ENDED
                                                                 AUGUST 31, 2005
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        33,049,937   $ 64,032,290
Redemption                                                  (35,333,556)   (68,313,135)
Redemption Fees                                                 --               7,816
                                                            -----------   ------------
Net Decrease                                                 (2,283,619)  $ (4,273,029)
                                                            -----------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      34,182,965
                                                            -----------
    End of period                                            31,899,346
                                                            -----------
                                                            -----------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the year ended August 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $103,645,501 and $102,118,002, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the year ended August 31, 2006.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2006
--------------------------------------------------------------------------------

At August 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.                                          102,513,292
                                                            -------------
                                                            -------------
Gross unrealized appreciation.............................      9,920,767
Gross unrealized depreciation.............................     (8,054,723)
                                                            -------------
Net unrealized appreciation...............................  $   1,866,044
                                                            -------------
                                                            -------------
Undistributed ordinary income.............................      1,145,838
Undistributed long-term capital gain......................       --
                                                            -------------
Total distributable earnings..............................  $   1,145,838
                                                            -------------
                                                            -------------
Other accumulated losses..................................  $(140,690,905)
                                                            -------------
Total accumulated losses..................................  $(137,679,023)
                                                            -------------
                                                            -------------

At August 31, 2006, the Fund had an accumulated net realized capital loss carryover of $140,669,840, of which $50,793,480 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2006 the Fund utilized $12,808,000 in capital loss carryover. At August 31, 2006, the Fund had net realized losses from transactions between November 1, 2005 and August 31, 2006 of $21,065, which is deferred for tax purposes and will be recognized on September 1, 2006.

The Fund made no distributions during the years ended August 31, 2005 and August 31, 2006.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Advisory Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6 -- SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2006
--------------------------------------------------------------------------------

Management. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $40,836 from the Fund for its securities lending administrative services during the year ended August 31, 2006.

As of August 31, 2006, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of August 31, 2006, the value of the Fund's securities on loan was $29,007,213 and the value of the related collateral was $30,910,187.

NOTE 7 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund's average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing Fee'). Effective December 29, 2005, the Adviser has contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2006. For the year ended August 31, 2006, expenses of $65,546 were waived by the Adviser. The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis ('Asset Based Sales Charge'). The fee is used to compensate Quasar Distributors, LLC, the Fund's distributor (the 'Distributor') for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising compliance reviews, and licensing of the Adviser's staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $247,421 in expenses pursuant to the 12b-1 Plan for the year ended August 31, 2006. At August 31, 2006, $48,489 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Jacob Internet Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Jacob Internet Fund Inc. (the 'Fund'), including the schedule of investments, as of August 31, 2006, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The fund's financial highlights for the periods ended prior to August 31, 2005 were audited by other auditors whose report, dated October 8, 2004, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Milwaukee, WI
October 20, 2006

                    ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED AUGUST 31, 2006
    As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 3/1/06 - 8/31/06. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/06 - 8/31/06).

ACTUAL EXPENSES
    The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 3/1/06 - 8/31/06. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During the Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                                BEGINNING ACCOUNT   ENDING ACCOUNT   DURING THE PERIOD
                                                  VALUE 3/1/06      VALUE 8/31/06    3/1/06 - 8/31/06*
                                                  ------------      -------------    -----------------
Actual........................................      $1,000.00         $  976.30           $11.36
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00         $1,013.76           $11.57

---------

*Expenses are equal to the Fund's annualized expense ratio of 2.28% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors of the Corporation is set forth below. The Statement of Additional Information includes additional information about the Corporation's Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-Jacob-fx (1-888-522-6239).

                                                                                                NUMBER OF
                                                       TERM OF                                 PORTFOLIOS
                                                      OFFICE &                                   IN FUND            OTHER
                                     POSITION(S)      LENGTH OF                                  COMPLEX        DIRECTORSHIPS
                                     HELD WITHIN        TIME     PRINCIPAL OCCUPATION DURING    OVERSEEN           HELD BY
     NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)        PAST FIVE YEARS         BY DIRECTOR         DIRECTOR
     ---------------------         ---------------    ---------        ---------------         -----------         --------
INDEPENDENT DIRECTORS:
William B. Fell ...............       Director          Since    General Accounting Manager          1               None
125 East County Line Road                               1999     Instrumentation Division,
Warminster, PA 18974                                             ABB Inc. since February
Age: 37                                                          2004; Manager, Financial
                                                                 Analysis, Food and Support
                                                                 Services Division of ARAMARK
                                                                 Corporation, March 2003 -
                                                                 February 2004; Director of
                                                                 Forecasting and Financial
                                                                 Systems, March 2002 - March
                                                                 2003, Maritrans Inc.

Christopher V. Hajinian,              Director          Since    Attorney, Neil A. Morris            1               None
Esquire                                                 1999     Associates, P.C., since
Bell Atlantic Tower                                              January 2006; Self-employed
1717 Arch Street, Suite 3210                                     attorney, 1999 - 2006.
Philadelphia, PA 19103
Age: 37

Jeffrey I. Schwarzschild,             Director          Since    Deputy Attorney General, The        1               None
Esquire                                                 1999     State of California, since
5235 22nd Avenue                                                 October 2006; Associate
Sacramento, CA 95820                                             attorney, Law Office of Mark
Age: 35                                                          E. Merin, April 2003 -
                                                                 September 2006; Associate
                                                                 attorney, Goldstein,
                                                                 Gellman, Melbostad, Gibson &
                                                                 Harris, LLP ('Goldstein
                                                                 Gellman'); June 2001 - March
                                                                 2003; Consultant,
                                                                 International Venture
                                                                 Associates (high-level
                                                                 strategic consulting and
                                                                 business development firm),
                                                                 February 2000 - June 2001.

                                                        (continued on next page)

(continued from previous page)

                                                                                                NUMBER OF
                                                       TERM OF                                 PORTFOLIOS
                                                      OFFICE &                                   IN FUND            OTHER
                                     POSITION(S)      LENGTH OF                                  COMPLEX        DIRECTORSHIPS
                                     HELD WITHIN        TIME     PRINCIPAL OCCUPATION DURING    OVERSEEN           HELD BY
     NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)        PAST FIVE YEARS         BY DIRECTOR         DIRECTOR
     ---------------------         ---------------    ---------        ---------------         -----------         --------
INTERESTED DIRECTORS:
Ryan I. Jacob(2)(3) ...........       Director,         Since    Chairman and Chief Executive        1               None
507 Paseo de la Playa            President, Chairman    1999     Officer of the Adviser since
Redondo Beach, CA 90277           of the Board and               1999; Chief Portfolio
Age: 37                            Chief Executive               Manager of The Internet
                                       Officer                   Fund, Inc. from December
                                                                 1997 - June 1999; Analyst
                                                                 for Horizon Asset
                                                                 Management, 1994 - August
                                                                 1998.
Leonard S. Jacob, M.D.,
Ph.D.(2)(4) ...................       Director          Since    Chairman, Life Sciences             1         Chairman of the
507 Paseo de la Playa                                   1999     Advisors (a consulting group                   Nominating and
Redondo Beach, CA 90277                                          to the healthcare industry)                 Corporate Governance
Age: 57                                                          since January 2006; Founder,                 Committee, Bradley
                                                                 Chairman and Chief Executive                  Pharmaceuticals,
                                                                 Officer, InKine                                Inc., Board of
                                                                 Pharmaceutical Company, Inc.                 Directors for the
                                                                 from November 1997 until                        Colon Cancer
                                                                 September 2005.                              Alliance, Board of
                                                                                                             Overseers for Temple
                                                                                                             University School of
                                                                                                             Medicine, Boards of
                                                                                                              MacroMed Inc. and
                                                                                                             Gyconix Corp., (both
                                                                                                                 private drug
                                                                                                             delivery companies).

OFFICERS:
Francis J. Alexander(5) .......    Vice President,      Since    Member of the Adviser and         N/A               N/A
19 West 34th Street                 Secretary and       1999     portfolio manager of the
Suite 818                             Treasurer                  Fund since inception in
New York, New York 10001                                         1999, Director of the Fund,
Age: 62                                                          1999 - October 2003;
                                                                 President, Alexander Capital
                                                                 Management, Inc., March
                                                                 1985 - present; Managing
                                                                 Member, ACMG, LLC
                                                                 (registered investment
                                                                 adviser), October 1999 to
                                                                 December 2003; Director and
                                                                 portfolio manager,
                                                                 1998 - March 2002, chairman
                                                                 of investment committee,
                                                                 March 1999 - March 2002,
                                                                 Lepereq, de Neuflize & Co.
                                                                 Inc. (financial services
                                                                 company in investment
                                                                 advisory and broker/dealer
                                                                 business).

                                                        (continued on next page)

(continued from previous page)

                                                                                                NUMBER OF
                                                       TERM OF                                 PORTFOLIOS
                                                      OFFICE &                                   IN FUND            OTHER
                                     POSITION(S)      LENGTH OF                                  COMPLEX        DIRECTORSHIPS
                                     HELD WITHIN        TIME     PRINCIPAL OCCUPATION DURING    OVERSEEN           HELD BY
     NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)        PAST FIVE YEARS         BY DIRECTOR         DIRECTOR
     ---------------------         ---------------    ---------        ---------------         -----------         --------
Shane Morris(5) ...............   Chief Compliance      Since    Operations Manager for the        N/A               N/A
507 Paseo de la Playa            Officer; Anti-Money    2004     Adviser since February 2002;
Redondo Beach, CA 90277              Laundering                  previously, producer, writer
Age: 29                          Compliance Officer              and director for Living Room
                                                                 Theatre Productions, May
                                                                 1999 - January 2002.

---------

(1) Each Director holds office during the lifetime of the Fund, until his termination, or until the election and qualification of his successor.

(2) Ryan I. Jacob and Leonard S. Jacob are related to each other as nephew and uncle, respectively.

(3) Ryan I. Jacob is deemed to be an 'interested person' of the Fund (as defined in the 1940 Act) because of his affiliation with the Adviser.

(4) Under the 1940 Act definition of 'interested person,' Leonard S. Jacob qualifies as an independent director. Since the Fund's inception, Dr. Jacob acted and served in the role of independent director. In October 2003, the Board of Directors voted to re-classify Dr. Jacob as an interested Director as a result of a new 'best practice' corporate governance recommendation for mutual funds.

(5) Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

            Investment Advisor                     JACOB INTERNET
  Jacob Asset Management of New York LLC              FUND INC.


     Administrator and Transfer Agent
            and Dividend Agent
      U.S. Bancorp Fund Services, LLC


       Underwriter and Distributor
         Quasar Distributors, LLC

                Custodian
             U.S. Bank, N.A.

      Independent Registered Public
              Accounting Firm
          Deloitte & Touche LLP


                                                 Jacob Internet Fund Inc. [LOGO]


This report has been prepared for the information of               Annual
shareholders of the Jacob Internet Fund and is not                 Report
authorized for distribution to prospective investors unless   August 31, 2006
preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.



 Jacob Asset Management of New York LLC
       1-888-Jacob-fx (522-6239)
         www. JacobInternet.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant has posted its code of ethics on its Internet website: www.jacobinternet.com.

Item 3. Audit Committee Financial Expert.

The registrant's board of directors has determined that William B. Fell possesses the technical attributes to qualify as an "audit committee financial expert" serving on the registrant's audit committee and designated William B. Fell as the "audit committee financial expert." Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

-----------------------------------------------------------------------------
                              FYE  08/31/2006         FYE  08/31/2005
-----------------------------------------------------------------------------
Audit Fees                    $20,500                 $19,500
Audit-Related Fees            $0                      $0
Tax Fees                      $3,675                  $3,500
All Other Fees                $0                      $0
-----------------------------------------------------------------------------

The registrant's audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other entity controlling, controlled by or under common control with the investment adviser) for the last two fiscal years.

--------------------------------------------------------------------------------------------
Non-Audit Fees                              FYE  08/31/2006          FYE  08/31/2005
--------------------------------------------------------------------------------------------
Registrant                                  $3,675                   $3,500
Registrant's Investment Adviser             $0                       $0
--------------------------------------------------------------------------------------------


Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The registrant has posted its Code of Ethics on its website at www.jacobinternet.com.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Jacob Internet Fund Inc.
                      ----------------------------------------

         By (Signature and Title)/s/ Ryan Jacob
                                 -----------------------------------------------
                                     Ryan Jacob, President

         Date     11/9/06
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Ryan Jacob
                                  ----------------------------------------------
                                      Ryan Jacob, President

         Date 11/9/06
              ------------------------------------------------------------------

         By (Signature and Title) /s/ Francis Alexander
                                  ----------------------------------------------
                                      Francis Alexander, Treasurer

         Date 11/6/06
              ------------------------------------------------------------------



                       STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as........................'r'